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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05127

Advance Capital I, Inc.

(Exact name of registrant as specified in charter)

One Towne Square, Suite 444	Southfield, Michigan 48076
(Address of principal executive offices)	(Zip code)

Christopher M. Kostiz

One Towne Square, Suite 444

Southfield, Michigan  48076

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (248) 350-8543

Date of fiscal year end:   December 31

Date of reporting period:   March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

ADVANCE CAPITAL I - EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2015

Common Stock, Exchange Traded Funds
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 9.0%
Albemarle Corp.	10,500	$554,820
Cabot Corp.	14,100	634,500
Domtar Corp.	16,200	748,764
Eastman Chemical Co.	8,200	567,932
Huntsman Corp.	26,900	596,373
Minerals Technologies, Inc.	9,700	709,070
Nucor Corp.	13,000	617,890
PolyOne Corp.	16,800	627,480
Steel Dynamics, Inc.	32,500	653,250
Westlake Chemical Corp.	10,400	748,176

COMMUNICATIONS - 6.4%
ARRIS Group, Inc.*	21,000	606,795
CommScope Holding Co., Inc.*	26,200	747,748
Gannett Co., Inc.	20,400	756,432
Interpublic Group of Cos., Inc.	31,800	703,416
Liberty Interactive Corp.*	22,000	642,180
NeuStar, Inc.*	22,700	558,874
Scripps Networks Interactive	8,300	569,048

CONSUMER, CYCLICAL - 12.6%
ANN, Inc.*	17,200	705,716
Ascena Retail Group, Inc.*	50,800	737,108
Fossil Group, Inc.*	5,800	478,210
Harley-Davidson, Inc.	9,500	577,030
Harman International	6,200	828,506
Herman Miller, Inc.	21,200	588,512
JetBlue Airways Corp.*	40,000	770,000
Lear Corp.	6,400	709,248
PVH Corp.	5,100	543,456
SeaWorld Entertainment, Inc.	34,500	665,160
Southwest Airlines Co.	14,900	660,070
Tempur Sealy International*	11,600	669,784
United Continental Holdings*	9,300	625,425
Wynn Resorts Ltd	4,200	528,696

CONSUMER, NON-CYCLICAL - 10.7%
ADT Corp.	17,400	722,448
Aramark	20,000	632,600
Catamaran Corp.*	12,500	744,250
Flowers Foods, Inc.	32,100	729,954
FTI Consulting, Inc.*	16,500	618,090
LifePoint Health, Inc.*	8,700	639,015
Pilgrim's Pride Corp.*	19,000	429,210
RR Donnelley & Sons Co.	38,100	731,139
St Jude Medical, Inc.	9,400	614,760
Tyson Foods, Inc.	15,200	582,160
United Rentals, Inc.*	6,700	610,772
Vantiv, Inc.*	18,200	686,140

DIVERSIFIED - 0.9%
Leucadia National Corp.	27,900	621,891

ENERGY - 8.9%
Continental Resources, Inc.*	17,600	768,592
FMC Technologies, Inc.*	13,800	510,738
Frank's International	37,900	708,730
Helix Energy Solutions Group*	31,200	466,752
Kosmos Energy Ltd*	75,800	599,578
Oceaneering International	10,800	582,444
SM Energy Co.	16,800	868,224
Southwestern Energy Co.*	24,600	570,474
Tesoro Corp.	8,400	766,836
Unit Corp.*	19,700	551,206

FINANCIAL - 20.3%
Ally Financial, Inc.*	26,000	545,480
Artisan Partners Asset Mgt.	12,600	572,796
Assured Guaranty Ltd	23,600	622,804
BOK Financial Corp.	10,800	661,176
CIT Group, Inc.	13,100	591,072
CNA Financial Corp.	16,500	683,595
E*TRADE Financial Corp.*	26,700	762,419
Fifth Third Bancorp	31,900	601,315
Genworth Financial, Inc.*	74,600	545,326
Invesco Ltd	16,100	639,009
Kemper Corp.	17,400	677,904
KeyCorp.	46,100	652,776
Lazard Ltd	13,000	683,670
Lincoln National Corp.	11,100	637,806
MBIA, Inc.*	63,600	591,480
Old Republic International	43,300	646,902
Outfront Media, Inc.	22,900	685,168
Prosperity Bancshares, Inc.	11,700	614,016
Raymond James Financial, Inc.	11,200	635,936
Regions Financial Corp.	61,400	580,230
Santander Consumer USA	31,500	728,910
Unum Group	18,400	620,632
Waddell & Reed Financial, Inc.	12,900	639,066

INDUSTRIAL - 14.7%
AECOM*	21,000	647,220
AMERCO*	2,300	759,920
Crane Co.	10,700	667,787
Dover Corp.	8,800	608,256
Hubbell, Inc.	5,900	646,758
ITT Corp.	16,300	650,533
Jacobs Engineering Group*	14,300	645,788
Kennametal, Inc.	18,200	613,158
Kirby Corp.*	7,800	585,390
Lincoln Electric Holdings, Inc.	9,200	601,588
Owens Corning	16,800	729,120
Rockwell Automation, Inc.	5,700	661,143
Ryder System, Inc.	6,800	645,252
Textron, Inc.	14,600	647,218
Tidewater, Inc.	20,100	384,714
Triumph Group, Inc.	9,400	561,368
Valmont Industries, Inc.	4,900	602,112

TECHNOLOGY - 5.1%
Amdocs Ltd	13,200	718,080
Convergys Corp.	30,900	706,683
NVIDIA Corp.	31,800	665,415
Pitney Bowes, Inc.	25,300	589,996
SanDisk Corp.	6,400	407,168
Teradyne, Inc.	32,400	610,740

UTILITIES - 2.3%
AES Corp.	46,600	598,810
MDU Resources Group, Inc.	25,800	550,572
National Fuel Gas Co.	9,000	542,970

TOTAL COMMON STOCK - 90.9%
(Cost $65,541,157)		65,552,919

EXCHANGE TRADED FUNDS - 2.3%
iShares Core S&P Mid-Cap ETF	10,800	1,641,384
(Cost $1,536,171)

SHORT-TERM INVESTMENTS - 6.7%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $4,805,766)		4,805,766

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $71,883,094)		72,000,069

OTHER ASSETS LESS LIABILITIES - 0.1%		76,738

TOTAL NET ASSETS - 100.0%		$72,076,808

* Securities are non-income producing

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2015

Common Stock	Shares	Value

BASIC MATERIALS - 6.5%
Albemarle Corp.	4,400	$232,496
BHP Billiton Ltd - ADR	18,500	859,695
Cabot Corp.	6,000	270,000
Commercial Metals Co.	16,300	263,897
Compass Minerals	3,000	279,630
Domtar Corp.	6,600	305,052
Dow Chemical Co.	28,600	1,372,228
Eastman Chemical Co.	3,500	242,410
Freeport-McMoRan, Inc.	55,300	1,047,935
Huntsman Corp.	11,500	254,955
International Paper Co.	24,500	1,359,505
LyondellBasell Industries	16,300	1,431,140
Nucor Corp.	5,300	251,909
PolyOne Corp.	7,000	261,450
Steel Dynamics, Inc.	13,200	265,320
Teck Resources Ltd	64,000	878,720

COMMUNICATIONS - 4.6%
AOL, Inc.*	5,800	229,738
ARRIS Group, Inc.*	8,700	251,387
China Mobile Ltd - ADR	15,000	975,450
Comcast Corp.	22,700	1,281,415
CommScope Holding Co., Inc.*	11,400	325,356
Gannett Co., Inc.	8,600	318,888
Liberty Interactive Corp.*	9,100	265,629
NeuStar, Inc.*	9,500	233,890
Scripps Networks Interactive	3,500	239,960
Time Warner Cable, Inc.	8,600	1,288,968
Verizon Communications, Inc.	27,700	1,347,051

CONSUMER, CYCLICAL - 9.2%
Alaska Air Group, Inc.	4,400	291,192
ANN, Inc.*	7,300	299,519
Ascena Retail Group, Inc.*	21,700	314,867
Best Buy Co., Inc.	6,700	253,193
Delphi Automotive PLC	18,000	1,435,320
Foot Locker, Inc.	4,700	296,100
Ford Motor Co.	84,800	1,368,672
Fossil Group, Inc.*	2,300	189,635
General Motors Co.	37,400	1,402,500
Harley-Davidson, Inc.	4,000	242,960
Harman International	2,500	334,075
Herman Miller, Inc.	9,000	249,840
Honda Motor Co. Ltd - ADR	29,700	972,972
Johnson Controls, Inc.	27,200	1,371,968
Lear Corp.	2,700	299,214
Life Time Fitness, Inc.*	4,700	333,512
SeaWorld Entertainment, Inc.	14,600	281,488
Six Flags Entertainment Corp.	6,100	295,301
Southwest Airlines Co.	30,600	1,355,580
Tempur Sealy International*	4,900	282,926
United Continental Holdings*	19,700	1,324,825
Whirlpool Corp.	1,800	363,708

CONSUMER, NON-CYCLICAL 6.7%
ADT Corp.	7,300	303,096
Aetna, Inc.	14,700	1,565,991

Aramark	8,500	268,855
Archer-Daniels-Midland Co.	25,000	1,185,000
Cardinal Health, Inc.	16,200	1,462,374
Edwards Lifesciences Corp.*	2,100	299,166
Flowers Foods, Inc.	13,800	313,812
FTI Consulting, Inc.*	6,800	254,728
LifePoint Health, Inc.*	3,700	271,765
McKesson Corp.	6,300	1,425,060
Pilgrim's Pride Corp.*	8,300	187,497
RR Donnelley & Sons Co.	15,800	303,202
St Jude Medical, Inc.	20,100	1,314,540
Tyson Foods, Inc.	6,600	252,780
United Rentals, Inc.*	2,500	227,900
Vantiv, Inc.*	7,800	294,060

DIVERSIFIED - 0.2%
Leucadia National Corp.	11,600	258,564

ENERGY - 9.1%
Baker Hughes, Inc.	18,400	1,169,872
Canadian Natural Resources	22,600	694,046
Chevron Corp.	9,200	965,816
Cimarex Energy Co.	2,000	230,180
CNOOC Ltd - ADR	5,200	737,464
Concho Resources, Inc.*	2,100	243,432
Continental Resources, Inc.*	5,300	231,451
EOG Resources, Inc.	11,200	1,026,928
Exxon Mobil Corp.	11,100	943,500
FMC Technologies, Inc.*	4,500	166,545
Frank's International	12,800	239,360
Helix Energy Solutions Group*	9,700	145,112
Kosmos Energy Ltd*	24,600	194,586
Marathon Oil Corp.	36,000	939,960
Marathon Petroleum Corp.	11,200	1,146,768
Noble Energy, Inc.	22,000	1,075,800
Oceaneering International	3,600	194,148
PetroChina Co. Ltd - ADR	6,300	700,623
RPC, Inc.	15,700	201,117
SM Energy Co.	5,400	279,072
Southwestern Energy Co.*	7,700	178,563
Suncor Energy, Inc.	21,900	640,575
Tesoro Corp.	2,700	246,483
TOTAL SA - ADR	13,600	675,376
Unit Corp.*	6,100	170,678

FINANCIAL - 8.1%
Aflac, Inc.	21,400	1,369,814
Allied World Assurance Co.	7,000	282,800
Ally Financial, Inc.*	11,200	234,976
Artisan Partners Asset Mgt.	5,200	236,392
Assured Guaranty Ltd	10,000	263,900
Bank of Ireland - ADR*	57,500	865,950
Berkshire Hathaway, Inc.*	8,700	1,255,584
Brown & Brown, Inc.	8,100	268,191
CIT Group, Inc.	5,500	248,160
CNA Financial Corp.	6,800	281,724
Columbia Property Trust, Inc.	10,200	275,604
Fifth Third Bancorp	64,500	1,215,825
Genworth Financial, Inc.*	31,200	228,072
Invesco Ltd	33,300	1,321,677
Kemper Corp.	7,400	288,304
MBIA, Inc.*	27,400	254,820
Old Republic International	18,000	268,920

Omega Healthcare Investors	6,600	267,762
Outfront Media, Inc.	11,336	339,173
Piedmont Office Realty Trust, Inc.	13,800	256,818
Prosperity Bancshares, Inc.	4,800	251,904
Realogy Holdings Corp.*	6,000	272,880
Santander Consumer USA	13,200	305,448
Starwood Property Trust, Inc.	11,200	272,160
Two Harbors Investment Corp.	25,900	275,058
Unum Group	7,600	256,348
Waddell & Reed Financial, Inc.	5,300	262,562

INDUSTRIAL - 6.8%
AECOM*	8,700	268,134
AMERCO*	900	297,360
Caterpillar, Inc.	14,200	1,136,426
Crane Co.	4,500	280,845
Cummins, Inc.	8,900	1,233,896
Dover Corp.	3,700	255,744
Emerson Electric Co.	21,100	1,194,682
FedEx Corp.	7,600	1,257,420
Hubbell, Inc.	2,400	263,088
ITT Corp.	6,600	263,406
Jacobs Engineering Group*	5,900	266,444
Kennametal, Inc.	7,400	249,306
Kirby Corp.*	3,200	240,160
Lincoln Electric Holdings, Inc.	3,800	248,482
Norfolk Southern Corp.	11,900	1,224,748
Owens Corning	7,400	321,160
Rockwell Automation, Inc.	2,300	266,777
Ryder System, Inc.	2,800	265,692
Tidewater, Inc.	6,500	124,410
Triumph Group, Inc.	3,900	232,908
Valmont Industries, Inc.	2,100	258,048

TECHNOLOGY - 4.1%
Amdocs Ltd	5,600	304,640
Apple, Inc.	11,900	1,480,717
Convergys Corp.	12,900	295,023
Marvell Technology Group	18,200	267,540
Micron Technology, Inc.*	37,500	1,017,375
Microsoft Corp.	27,800	1,130,209
Pitney Bowes, Inc.	10,800	251,856
SanDisk Corp.	13,300	846,146
Science Applications	5,300	272,155
Teradyne, Inc.	13,400	252,590

UTILITIES - 0.5%
AES Corp.	19,200	246,720
MDU Resources Group, Inc.	11,000	234,740
National Fuel Gas Co.	3,700	223,221

TOTAL COMMON STOCK - 55.8%
(Cost $82,486,010)		$82,412,180

* Securities are non-income producing

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2015

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 1.2%
Barrick Gold Corp.	6.950	4/1/2019	1,500,000	$1,751,014

COMMUNICATIONS - 1.2%
Verizon Communications, Inc.	5.150	9/15/2023	1,500,000	1,719,726

CONSUMER, CYCLICAL - 0.9%
AutoZone, Inc.	4.000	11/15/2020	1,300,000	1,401,655

CONSUMER, NON-CYCLICAL - 6.5%
Amgen, Inc.	3.625	5/15/2022	1,000,000	1,058,900
Anthem, Inc.	3.125	5/15/2022	1,000,000	1,013,747
Celgene Corp.	3.250	8/15/2022	500,000	511,202
Clorox Co.	3.050	9/15/2022	500,000	502,282
Express Scripts Holding Co.	4.750	11/15/2021	1,000,000	1,125,107
Gilead Sciences, Inc.	4.500	4/1/2021	1,000,000	1,123,856
Quest Diagnostics, Inc.	4.700	4/1/2021	1,500,000	1,654,175
SABMiller Holdings, Inc.*	3.750	1/15/2022	1,000,000	1,051,959
Teva Pharmaceutical Finance	2.250	3/18/2020	1,500,000	1,508,987

ENERGY - 2.2%
Murphy Oil Corp.	3.700	12/1/2022	1,000,000	924,182
Phillips 66	4.300	4/1/2022	1,000,000	1,090,320
Transocean, Inc.	6.500	11/15/2020	1,500,000	1,258,125

FINANCIAL - 9.1%
Bank of America Corp.	5.875	1/5/2021	1,000,000	1,168,815
Bank of America Corp.	10.200	7/15/2015	1,250,000	1,282,047
Citigroup, Inc.	3.375	3/1/2023	1,750,000	1,793,451
General Electric Capital Corp.	3.100	1/9/2023	1,000,000	1,029,983
Goldman Sachs Group, Inc.	5.250	7/27/2021	1,000,000	1,137,215
JPMorgan Chase & Co.	3.250	9/23/2022	1,500,000	1,534,062
MetLife, Inc.	3.600	4/10/2024	1,000,000	1,056,848
PNC Funding Corp.	3.300	3/8/2022	1,000,000	1,053,342
Reinsurance Group of America	4.700	9/15/2023	1,500,000	1,638,663
Wells Fargo & Co.	3.450	2/13/2023	1,750,000	1,790,609

GOVERNMENT - 4.1%
Federal Farm Credit Banks	3.040	4/17/2028	1,000,000	999,144
Federal Home Loan Mortgage	3.250	6/20/2028	1,000,000	1,003,310
United States Treasury Note	2.125	12/31/2021	2,000,000	2,059,062
United States Treasury Note	2.250	11/15/2024	2,000,000	2,056,094

INDUSTRIAL - 4.0%
Burlington Northern Santa Fe	3.450	9/15/2021	1,500,000	1,592,645
Clark Equipment Co.	8.000	5/1/2023	500,000	619,187
Energizer Holdings, Inc.	4.700	5/19/2021	1,000,000	1,057,330
Fluor Corp.	3.500	12/15/2024	1,000,000	1,030,955
JB Hunt Transport Services, Inc.	3.850	3/15/2024	1,500,000	1,587,600

MORTGAGE SECURITIES - 6.4%
Fannie Mae Pool	4.000	7/1/2042	711,351	764,910
Fannie Mae Pool	4.500	1/1/2042	1,018,235	1,116,074
Fannie Mae Pool	6.000	10/1/2036	178,962	204,284
Fannie Mae Pool	7.000	4/1/2033	204,987	251,587
Freddie Mac Gold Pool	3.500	9/1/2042	833,868	875,721

Freddie Mac Gold Pool	4.000	10/1/2040	1,317,088	1,408,793
Freddie Mac Gold Pool	5.000	7/1/2035	366,705	408,084
Freddie Mac Gold Pool	5.000	9/1/2035	184,113	204,630
Freddie Mac Gold Pool	5.000	1/1/2037	245,444	272,894
Freddie Mac Gold Pool	5.500	3/1/2034	277,028	313,051
Freddie Mac Gold Pool	5.500	6/1/2035	294,319	332,216
Freddie Mac Gold Pool	5.500	11/1/2035	348,362	392,090
Freddie Mac Gold Pool	5.500	5/1/2038	280,826	315,106
Freddie Mac Gold Pool	5.500	1/1/2039	363,829	411,084
Freddie Mac Gold Pool	6.000	2/1/2036	246,089	282,186
Freddie Mac Gold Pool	6.000	9/1/2039	528,197	602,497
Freddie Mac Gold Pool	6.500	12/1/2032	243,139	287,593
Freddie Mac Gold Pool	6.500	4/1/2033	109,295	129,950
Freddie Mac Gold Pool	6.500	2/1/2032	265,073	307,007
Freddie Mac Gold Pool	6.500	8/1/2032	136,564	158,548
Freddie Mac Gold Pool	6.500	6/1/2024	129,136	147,935
Freddie Mac Gold Pool	7.000	10/1/2031	254,088	293,700
MASTR Asset Securitization	6.250	5/25/2036	266	125

TECHNOLOGY - 1.4%
Apple, Inc.	2.400	5/3/2023	1,000,000	987,721
Intel Corp.	2.700	12/15/2022	1,000,000	1,008,358

UTILITIES - 2.2%
Dominion Resources, Inc.	2.750	9/15/2022	1,000,000	994,708
Duke Energy Indiana, Inc.	3.750	7/15/2020	1,000,000	1,090,310
South Carolina Electric & Gas	6.500	11/1/2018	1,000,000	1,175,259

TOTAL FIXED-INCOME SECURITIES - 39.2%
(Cost $56,003,056)				57,922,020

SHORT-TERM INVESTMENTS - 4.7%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $6,896,714)				6,896,714

TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost $145,385,780)				147,230,914

OTHER ASSETS LESS LIABILITIES - 0.3%				439,237

TOTAL NET ASSETS - 100.0%				$147,670,151

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2015, the aggregate market value of these securities amounted to $1,051,959 or 0.71% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2015

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 1.3%
Newmont Mining Corp.	3.500	3/15/2022	2,500,000	$2,427,910

COMMUNICATIONS - 7.9%
Alibaba Group Holding Ltd*	3.125	11/28/2021	2,000,000	2,014,100
Cisco Systems, Inc.	4.450	1/15/2020	2,000,000	2,238,048
DISH DBS Corp.	5.875	7/15/2022	2,500,000	2,540,625
IAC	4.750	12/15/2022	2,500,000	2,481,250
Netflix, Inc.	5.375	2/1/2021	2,300,000	2,346,000
Verizon Communications, Inc.	5.150	9/15/2023	2,500,000	2,866,210

CONSUMER, CYCLICAL - 2.6%
Tupperware Brands Corp.	4.750	6/1/2021	2,000,000	2,163,264
Wynn Las Vegas LLC	5.375	3/15/2022	2,500,000	2,587,500

CONSUMER, NON-CYCLICAL - 9.5%
Amgen, Inc.	3.625	5/15/2022	2,000,000	2,117,800
Anthem, Inc.	3.125	5/15/2022	2,000,000	2,027,494
Cardinal Health, Inc.	3.200	6/15/2022	2,000,000	2,050,522
Celgene Corp.	3.250	8/15/2022	2,000,000	2,044,808
Express Scripts Holding Co.	4.750	11/15/2021	2,000,000	2,250,214
Gilead Sciences, Inc.	4.500	4/1/2021	2,000,000	2,247,712
Quest Diagnostics, Inc.	4.700	4/1/2021	2,500,000	2,756,958
SABMiller Holdings, Inc.*	3.750	1/15/2022	2,000,000	2,103,918

ENERGY - 7.0%
Atwood Oceanics, Inc.	6.500	2/1/2020	2,000,000	1,920,000
Chesapeake Energy Corp.	6.125	2/15/2021	2,000,000	2,025,000
Marathon Petroleum Corp.	5.125	3/1/2021	2,000,000	2,249,584
Murphy Oil Corp.	3.700	12/1/2022	3,000,000	2,772,546
Phillips 66	4.300	4/1/2022	2,000,000	2,180,640
Transocean, Inc.	6.800	3/15/2038	2,500,000	1,793,750

FINANCIAL - 19.2%
Bank of America Corp.	4.000	4/1/2024	2,000,000	2,127,432
Bank of America Corp.	10.200	7/15/2015	2,000,000	2,051,276
BlackRock, Inc.	3.375	6/1/2022	2,000,000	2,104,644
Citigroup, Inc.	5.500	9/13/2025	2,500,000	2,833,478
Fairfax Financial Holdings Ltd*	5.800	5/15/2021	2,500,000	2,647,738
General Electric Capital Corp.	3.100	1/9/2023	2,000,000	2,059,966
Goldman Sachs Group, Inc.	3.850	7/8/2024	2,000,000	2,093,144
Icahn Enterprises LP	6.000	8/1/2020	3,000,000	3,116,400
JPMorgan Chase & Co.	3.250	9/23/2022	2,000,000	2,045,416
MetLife, Inc.	3.600	4/10/2024	3,000,000	3,170,544
Morgan Stanley	3.875	4/29/2024	2,500,000	2,628,960
Old Republic International Corp.	4.875	10/1/2024	2,000,000	2,123,300
PNC Funding Corp.	3.300	3/8/2022	2,000,000	2,106,684
Reinsurance Group of America	4.700	9/15/2023	2,000,000	2,184,884
Wells Fargo & Co.	3.450	2/13/2023	2,000,000	2,046,410

GOVERNMENT - 13.4%
Federal Farm Credit Banks	3.020	9/20/2027	3,000,000	2,974,344
Federal Farm Credit Banks	3.040	4/17/2028	2,000,000	1,998,288
Federal Farm Credit Banks	3.150	6/14/2027	1,000,000	1,000,292
Federal Home Loan Mortgage	1.375	5/1/2020	3,000,000	2,978,532
Federal Home Loan Mortgage	3.250	6/20/2028	2,500,000	2,508,275
Federal National Mortgage	1.625	8/28/2019	3,000,000	2,990,667

Province of Ontario Canada	3.200	5/16/2024	2,000,000	2,151,680
Province of Quebec Canada	2.625	2/13/2023	3,000,000	3,091,521
United States Treasury Note	1.500	2/28/2019	3,000,000	3,037,032
United States Treasury Note	2.250	11/15/2024	2,000,000	2,056,094

INDUSTRIAL - 6.9%
Clark Equipment Co.	8.000	5/1/2023	500,000	619,187
Clean Harbors, Inc.	5.125	6/1/2021	2,500,000	2,543,600
Energizer Holdings, Inc.	4.700	5/19/2021	2,000,000	2,114,660
Fluor Corp.	3.500	12/15/2024	2,000,000	2,061,910
Jabil Circuit, Inc.	5.625	12/15/2020	2,500,000	2,731,250
Reynolds Group Issuer, Inc.	5.750	10/15/2020	2,500,000	2,584,375

MORTGAGE SECURITIES - 20.5%
Fannie Mae Pool	4.000	8/1/2041	2,175,713	2,331,303
Fannie Mae Pool	4.000	11/1/2041	2,365,811	2,536,223
Fannie Mae Pool	4.000	7/1/2042	1,422,701	1,529,820
Fannie Mae Pool	4.000	7/1/2042	1,866,508	1,999,468
Fannie Mae Pool	4.500	1/1/2042	1,527,352	1,674,111
Fannie Mae Pool	6.000	7/1/2037	733,564	837,225
Fannie Mae Pool	6.000	10/1/2036	485,319	553,988
Fannie Mae Pool	7.000	3/1/2032	375,874	460,311
Fannie Mae Pool	7.000	4/1/2033	320,621	393,508
Fannie Mae Pool	7.000	2/1/2032	340,806	409,068
Freddie Mac Gold Pool	3.500	9/1/2042	2,501,604	2,627,163
Freddie Mac Gold Pool	4.000	12/1/2040	1,893,250	2,045,869
Freddie Mac Gold Pool	5.000	8/1/2035	1,095,809	1,233,705
Freddie Mac Gold Pool	5.000	11/1/2035	409,227	454,623
Freddie Mac Gold Pool	5.000	6/1/2034	373,002	415,074
Freddie Mac Gold Pool	5.000	7/1/2035	1,090,946	1,214,051
Freddie Mac Gold Pool	5.000	9/1/2035	736,451	818,522
Freddie Mac Gold Pool	5.000	1/1/2037	736,332	818,681
Freddie Mac Gold Pool	5.500	12/1/2034	915,563	1,035,108
Freddie Mac Gold Pool	5.500	1/1/2035	695,561	786,090
Freddie Mac Gold Pool	5.500	3/1/2034	831,083	939,153
Freddie Mac Gold Pool	5.500	12/1/2037	276,391	312,989
Freddie Mac Gold Pool	5.500	6/1/2035	1,169,916	1,320,557
Freddie Mac Gold Pool	5.500	11/1/2035	1,045,087	1,176,270
Freddie Mac Gold Pool	5.500	5/1/2038	1,018,747	1,143,160
Freddie Mac Gold Pool	5.500	5/1/2038	857,103	961,728
Freddie Mac Gold Pool	5.500	1/1/2039	1,091,487	1,233,255
Freddie Mac Gold Pool	5.500	4/1/2034	1,076,194	1,214,144
Freddie Mac Gold Pool	6.000	2/1/2036	676,746	776,012
Freddie Mac Gold Pool	6.000	9/1/2039	1,079,091	1,230,884
Freddie Mac Gold Pool	6.500	4/1/2033	327,885	389,854
Freddie Mac Gold Pool	6.500	2/1/2032	424,531	491,692
Freddie Mac Gold Pool	6.500	8/1/2032	182,086	211,397
Freddie Mac Gold Pool	6.500	10/1/2038	569,631	659,248
Freddie Mac Gold Pool	6.500	6/1/2024	301,316	345,183
Freddie Mac Gold Pool	7.000	10/1/2031	433,622	501,223
Freddie Mac Gold Pool	7.000	5/1/2032	627,689	767,856
Freddie Mac Gold Pool	7.000	9/1/2033	127,713	158,984

TECHNOLOGY - 1.6%
Apple, Inc.	2.400	5/3/2023	1,000,000	987,721
Brocade Communications Systems	4.625	1/15/2023	2,000,000	1,995,000

UTILITIES - 4.6%
Commonwealth Edison Co.	3.400	9/1/2021	2,000,000	2,125,894
Dominion Gas Holdings LLC	3.550	11/1/2023	3,000,000	3,130,929
Entergy Gulf States Louisiana	6.000	5/1/2018	1,000,000	1,125,870
Progress Energy, Inc.	3.150	4/1/2022	2,000,000	2,061,554

TOTAL FIXED-INCOME SECURITIES - 94.5%
(Cost $169,536,167)	174,422,304

SHORT-TERM INVESTMENTS - 4.9%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $8,964,579)	8,964,579

TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost $178,500,746)	183,386,883

OTHER ASSETS LESS LIABILITIES - 0.6%	1,138,837

TOTAL NET ASSETS - 100.0%	$184,525,720

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2015, the aggregate market value of these securities amounted to $6,765,756 or 3.67% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2015

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 7.9%
Dow Chemical Co.	5,000	$239,900
Eastman Chemical Co.	3,000	207,780
Freeport-McMoRan, Inc.	9,700	183,815
LyondellBasell Industries	2,900	254,620
Nucor Corp.	4,700	223,391

COMUNICATIONS - 7.9%
Comcast Corp.	3,900	220,155
Liberty Interactive Corp.*	7,800	227,682
Scripps Networks Interactive	2,900	198,824
Time Warner Cable, Inc.	1,500	224,820
Verizon Communications, Inc.	4,700	228,561

CONSUMER, CYCLICAL - 17.2%
Alaska Air Group, Inc.	3,700	244,866
Best Buy Co., Inc.	5,800	219,182
Delphi Automotive PLC	3,200	255,168
Ford Motor Co.	15,000	242,100
Foot Locker, Inc.	3,900	245,700
General Motors Co.	6,300	236,250
Johnson Controls, Inc.	4,700	237,068
Lear Corp.	2,300	254,886
United Continental Holdings*	3,400	228,650
Whirlpool Corp.	1,200	242,472

CONSUMER, NON-CYCLICAL - 14.7%
Archer-Daniels-Midland Co.	4,500	213,300
Aetna, Inc.	2,500	266,325
Cardinal Health, Inc.	2,700	243,729
Catamaran Corp.*	4,400	261,976
Edwards Lifesciences Corp.*	1,700	242,182
McKesson Corp.	1,000	226,200
Pilgrim's Pride Corp.*	6,900	155,871
Tyson Foods, Inc.	5,600	214,480
United Rentals, Inc.*	2,500	227,900

ENERGY - 14.8%
Baker Hughes, Inc.	2,900	184,382
Continental Resources, Inc.*	4,600	200,882
Chevron Corp.	1,500	157,470
Concho Resources, Inc.*	1,600	185,472
EOG Resources, Inc.	1,800	165,042
FMC Technologies, Inc.*	3,600	133,236
Marathon Petroleum Corp.	1,800	184,302
Marathon Oil Corp.	5,700	148,827
Noble Energy, Inc.	3,700	180,930
Southwestern Energy Co.*	6,100	141,459
Tesoro Corp.	2,200	200,838
Cimarex Energy Co.	1,600	184,144

FINANCIAL - 4.8%
Aflac, Inc.	3,700	236,837
Berkshire Hathaway, Inc.*	1,500	216,480
Unum Group	6,600	222,618

INDUSTRIAL - 15.5%
Caterpillar, Inc.	2,500	200,075
Cummins, Inc.	1,600	221,824
Dover Corp.	3,200	221,184
Emerson Electric Co.	3,600	203,832
FedEx Corp.	1,300	215,085
General Dynamics Corp.	1,600	217,168
Norfolk Southern Corp.	2,100	216,132
Parker-Hannifin Corp.	1,800	213,804
Rockwell Automation, Inc.	2,000	231,980
Textron, Inc.	5,300	234,949

TECHNOLOGY - 7.5%
Apple, Inc.	2,100	261,303
Marvell Technology Group	15,600	229,320
Micron Technology, Inc.*	6,600	179,058
NVIDIA Corp.	11,200	234,360
SanDisk Corp.	2,300	146,326

UTILITIES - 1.5%
AES Corp.	16,400	210,740

TOTAL COMMON STOCK - 91.8%
(Cost $12,679,677)		12,847,912

SHORT-TERM INVESTMENTS - 8.1%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $1,121,910)		1,121,910

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $13,801,587)		13,969,822

OTHER ASSETS LESS LIABILITIES - 0.1%		20,960

TOTAL NET ASSETS - 100.0%		$13,990,782

* Securities are non-income producing

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a) Security Valuation

Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service.  The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service.  Fair value procedures may also be used if the COMPANY determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund’s net asset value is calculated.  Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Fair Value Measurement

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of the fair value hierarchy are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

Valuation Inputs	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Level 1 – Quoted Prices:
Common Stock*	$65,552,919	$82,412,180	$0	$12,847,912
Exchange Traded Funds	1,641,384	0	0	0
Short-term Investments	4,805,766	6,896,714	8,964,579	1,121,910

Level 2 – Other Significant
Observable Inputs:
Fixed Income Securities*	0	57,922,020	174,422,304	0

Level 3 – Significant
Unobservable Inputs:
Fixed Income Securities*	0	0	0	0
Total Value of Investments	$72,000,069	$147,230,914	$183,386,883	$13,969,822

*Please refer to the Schedule of Investments to view common stock and fixed income securities segregated by industry type. The Funds did not hold any Level 3 assets during the three month period ended March 31, 2015.

There were no transfers between levels of the fair value hierarchy during the three month period ended March 31, 2015.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

c)  At March 31, 2015, the gross unrealized net appreciation and depreciation of securities for financial reporting consisted of the following:

	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Unrealized Appreciation	$4,703,076	$7,537,768	$5,792,897	$920,440
Unrealized Depreciation	(4,586,101)	(5,692,634)	(906,760)	(752,205)
Net Unrealized Appreciation	$116,975	$1,845,134	$4,886,137	$168,235

d)  Other Policies

Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advance Capital I, Inc.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  May 27, 2015

/S/ Julie A. Katynski

-----------------------------------------

Julie A. Katynski, Vice President, Treasurer & Assistant Secretary

(principal financial officer)

Date:  May 27, 2015

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)